NYSE Euronext

11005507

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

CERTNYS
001-15787

March 3, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MetLife, Inc. 40,000,000 Common Equity Units, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 3, 2011. Tentative listing date – March 7, 2011.

Sincerely,